Annual Total Returns - FidelityGrowthCompanyK6Fund-PRO - FidelityGrowthCompanyK6Fund-PRO - Fidelity Growth Company K6 Fund - Fidelity Growth Company K6 Fund	Jan. 29, 2025
Bar Chart Table:
Annual Return, Inception Date	Jun. 13, 2019
Annual Return 2020	68.77%
Annual Return 2021	22.09%
Annual Return 2022	(32.62%)
Annual Return 2023	46.02%
Annual Return 2024	38.36%